Equity Method Investment - Summary of Change in the Carrying Value of the Investment (Detail) - Cypress Holdings Inc And Subsidiaries [Member] - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Schedule of Equity Method Investments [Line Items]
Cash contributions	$ 10,189	$ 0
Equity method investment carrying value at June 30, 2021	10,228
Technology Company [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment carrying value at December 31, 2020	0
Cash contributions	10,228
Equity method investment carrying value at June 30, 2021	$ 10,228